Maturity analysis for derivatives (Details) - Derivatives - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	₩ 807,217	₩ (538,977)
Less than 1 month
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	407,885	(451,926)
1~3 months
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	9,640	(5,741)
3~6 months
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	34,228	(26,570)
6 months ~ 1 year
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	18,196	(6,552)
1~5 years
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	160,292	(37,532)
More than 5 years
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	₩ 176,976	₩ (10,656)